Investment Risks	Apr. 29, 2026
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk: The Portfolio's strategy is designed to reduce the Portfolio's return volatility and manage downside exposure during periods of significant market declines but may not work as intended. The Portfolio's strategy may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may result in periods of underperformance, reduce a contract holder's ability to fully participate in rising markets and may increase transaction costs at the Portfolio and/or Underlying Fund level. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | High-Yield Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Over-the-Counter Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Short Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Unrated Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Unrated Debt Securities Risk: Unrated debt securities determined to be of comparable credit quality to rated securities which the Underlying Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Affiliated Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Underlying Fund Risk: The Portfolio invests in Underlying Funds that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk: The Portfolio's strategy is designed to reduce the Portfolio's return volatility and manage downside exposure during periods of significant market declines but may not work as intended. The Portfolio's strategy may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may result in periods of underperformance, reduce a contract holder's ability to fully participate in rising markets and may increase transaction costs at the Portfolio and/or Underlying Fund level. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Corporate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (which may exceed seven days). As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet an Underlying Fund's redemption obligations, meaning that the Underlying Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. An Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, an Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Investing Risk: The Portfolio may invest a portion of its assets in Underlying Funds that integrate ESG in their investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An Underlying Fund may forgo certain investment opportunities, which may affect the Portfolio's exposure to certain companies or industries. An Underlying Fund's results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. An Underlying Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus Risk: To the extent that the Portfolio or an Underlying Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio or Underlying Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | High-Yield Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Over-the-Counter Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Short Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Style Factors Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Factors Risk: The equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in an underlying index have characteristics that may cause an Underlying ETF to underperform the index or the market as a whole.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Tactical Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tactical Asset Allocation Risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio's asset allocation. The Portfolio's tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles. The Sub-Adviser's evaluations and assumptions in selecting Underlying Funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk: Value stocks involve the risk that they may never reach what the ETF manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the ETF manager misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of mutual funds.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Affiliated Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Underlying Fund Risk: The Portfolio invests in Underlying Funds that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Commodities Related Investments Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Related Investments Risks: Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities. The value of futures and other commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk: The Portfolio's strategy is designed to reduce the Portfolio's return volatility and manage downside exposure during periods of significant market declines but may not work as intended. The Portfolio's strategy may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may result in periods of underperformance, reduce a contract holder's ability to fully participate in rising markets and may increase transaction costs at the Portfolio and/or Underlying Fund level. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Corporate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (which may exceed seven days). As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet an Underlying Fund's redemption obligations, meaning that the Underlying Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. An Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, an Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus Risk: To the extent that the Portfolio or an Underlying Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio or Underlying Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | High-Yield Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Over-the-Counter Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Real Estate Related Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Related Securities Risk: The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | REIT Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Short Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Structured Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Structured Notes Risk: Structured notes and other related instruments purchased by the Portfolio are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure"). The purchase of structured notes exposes the Portfolio to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note's value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateralized Debt Obligations Risk: The risks of an investment in a collateralized debt obligation, such as a collateralized bond obligation ("CBO") or a collateralized loan obligation ("CLO"), depend largely on the type of the collateral securities and the class of the debt obligation in which the Portfolio invests. CBOs and CLOs are generally subject to credit, interest rate, valuation, prepayment and extension risks. CBOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in tranches of CBOs or CLOs that are subordinate to other tranches; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The Portfolio and other investors in CLOs ultimately bear the credit and interest rate risks of the underlying collateral. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially subjecting them to increased liquidity risk as compared to other types of securities. As a result, the proceeds from the sale of CLO securities may not be readily available to meet the Portfolio's redemption or other obligations and the Portfolio may be unable to acquire or dispose of the securities at a price and time the Portfolio deems advantageous.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk: The Portfolio's strategy is designed to reduce the Portfolio's return volatility and manage downside exposure during periods of significant market declines but may not work as intended. The Portfolio's strategy may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may result in periods of underperformance, reduce a contract holder's ability to fully participate in rising markets and may increase transaction costs at the Portfolio and/or Underlying Fund level. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Corporate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (which may exceed seven days). As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Portfolio's redemption obligations, meaning that the Portfolio may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Currency Management Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Management Strategies Risk: Currency management strategies may substantially change the Portfolio's exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser or Sub-Adviser expects. In addition, currency management strategies, to the extent that they reduce the Portfolio's exposure to currency risks, may also reduce the Portfolio's ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Portfolio's exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Dividend-Oriented Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dividend-Oriented Companies Risk: Investments in companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer's stock and less available income for the Portfolio.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Floating Rate Corporate Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Floating Rate Corporate Investments Risk: Floating rate corporate loans and corporate debt securities, such as floating rate bank loans and CLOs, generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value on sale of a corporate loan. A significant portion of floating rate investments may be "covenant lite" loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus Risk: To the extent that the Portfolio focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | High-Yield Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors' interests, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions. Large redemptions by shareholders may have a negative impact on the Portfolio's liquidity.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Mortgage Dollar Rolls Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage Dollar Rolls Risk: In a mortgage dollar roll, the Portfolio takes the risk that: the market price of the mortgage-backed securities will drop below their future purchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the portfolio; and, it increases the Portfolio's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the turnover rate for the Portfolio.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Over-the-Counter Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Real Estate Related Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Related Securities Risk: The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Short Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | To Be Announced ("TBA") Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

To Be Announced ("TBA") Securities Risk: TBA securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. TBA securities include when-issued and delayed delivery securities and forward commitments. TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk: Value stocks involve the risk that they may never reach what the Sub-Adviser believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the Sub-Adviser misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of mutual funds.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Variable Rate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Securities Risk: Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Unrated Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Unrated Debt Securities Risk: Unrated debt securities determined to be of comparable credit quality to rated securities which the Portfolio may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Affiliated Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Underlying Fund Risk: The Portfolio invests in Underlying Funds that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk: The Portfolio's strategy is designed to reduce the Portfolio's return volatility and manage downside exposure during periods of significant market declines but may not work as intended. The Portfolio's strategy may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may result in periods of underperformance, reduce a contract holder's ability to fully participate in rising markets and may increase transaction costs at the Portfolio and/or Underlying Fund level. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Corporate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (which may exceed seven days). As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet an Underlying Fund's redemption obligations, meaning that the Underlying Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. An Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, an Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Investing Risk: The Portfolio may invest a portion of its assets in Underlying Funds that integrate ESG in their investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An Underlying Fund may forgo certain investment opportunities, which may affect the Portfolio's exposure to certain companies or industries. An Underlying Fund's results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. An Underlying Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus Risk: To the extent that the Portfolio or an Underlying Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio or Underlying Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | High-Yield Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Over-the-Counter Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Short Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Style Factors Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Factors Risk: The equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in an underlying index have characteristics that may cause an Underlying ETF to underperform the index or the market as a whole.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Tactical Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tactical Asset Allocation Risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio's asset allocation. The Portfolio's tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles. The Sub-Adviser's evaluations and assumptions in selecting Underlying Funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk: Value stocks involve the risk that they may never reach what the ETF manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the ETF manager misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of mutual funds.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Affiliated Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Underlying Fund Risk: The Portfolio invests in Underlying Funds that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk: The Portfolio's strategy is designed to reduce the Portfolio's return volatility and manage downside exposure during periods of significant market declines but may not work as intended. The Portfolio's strategy may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may result in periods of underperformance, reduce a contract holder's ability to fully participate in rising markets and may increase transaction costs at the Portfolio and/or Underlying Fund level. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Corporate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (which may exceed seven days). As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet an Underlying Fund's redemption obligations, meaning that the Underlying Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. An Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, an Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Investing Risk: The Portfolio may invest a portion of its assets in Underlying Funds that integrate ESG in their investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An Underlying Fund may forgo certain investment opportunities, which may affect the Portfolio's exposure to certain companies or industries. An Underlying Fund's results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. An Underlying Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus Risk: To the extent that the Portfolio or an Underlying Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio or Underlying Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | High-Yield Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Over-the-Counter Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Short Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Style Factors Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Factors Risk: The equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in an underlying index have characteristics that may cause an Underlying ETF to underperform the index or the market as a whole.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Tactical Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tactical Asset Allocation Risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio's asset allocation. The Portfolio's tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles. The Sub-Adviser's evaluations and assumptions in selecting Underlying Funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk: Value stocks involve the risk that they may never reach what the ETF manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the ETF manager misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of mutual funds.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk: The Portfolio's strategy is designed to reduce the Portfolio's return volatility and manage downside exposure during periods of significant market declines but may not work as intended. The Portfolio's strategy may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may result in periods of underperformance, reduce a contract holder's ability to fully participate in rising markets and may increase transaction costs at the Portfolio and/or Underlying Fund level. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | High-Yield Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Over-the-Counter Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Short Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Unrated Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Unrated Debt Securities Risk: Unrated debt securities determined to be of comparable credit quality to rated securities which the Underlying Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk: The Portfolio's strategy is designed to reduce the Portfolio's return volatility and manage downside exposure during periods of significant market declines but may not work as intended. The Portfolio's strategy may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may result in periods of underperformance, reduce a contract holder's ability to fully participate in rising markets and may increase transaction costs at the Portfolio and/or Underlying Fund level. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Mortgage Dollar Rolls Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage Dollar Rolls Risk: In a mortgage dollar roll, the Portfolio takes the risk that: the market price of the mortgage-backed securities will drop below their future purchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the portfolio; and, it increases the Portfolio's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the turnover rate for the Portfolio.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Over-the-Counter Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Portfolio Turnover Rate Risk [Member]
Prospectus [Line Items]
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Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Short Positions Risk [Member]
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Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Small Cap Risk [Member]
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Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | To Be Announced ("TBA") Securities Risk [Member]
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To Be Announced ("TBA") Securities Risk: TBA securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. TBA securities include when-issued and delayed delivery securities and forward commitments. TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Underlying Fund Risk [Member]
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Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.